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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2001


Check here if Amendment            [ ] Amendment Number: ________
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
         ----------------------------
Address: 645 Fifth Avenue, 21st Floor
         ----------------------------
         New York, NY 10022
         ----------------------------

Form 13F File Number:         28-5391
                              -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
       ----------------------------------
Title: General Counsel, MSD Capital, L.P.
       ----------------------------------
Phone: (212) 303-1668
       ----------------------------------

Signature, Place, and Date of Signing:

       /s/ MARC R. LISKER, ESQ.             New York, NY      November 14, 2001
       -------------------------------      -------------     -----------------
                (Signature)                 (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                                -----------
Form 13F Information Table Entry Total:                 3
                                                -----------
Form 13F Information Table Value Total:            58,641      (thousands)
                                                -----------


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8
------------------------- -------------- --------- -------- ------------------ ----------  --------  -----------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------- -------------- --------- -------- --------- --- ---- ----------  --------  -----------------------
EXE TECHNOLOGIES INC      COM            301504106     510    250,000 SH          SOLE                 250,000      0      0
I-MANY INC                COM            44973Q103   2,062    888,649 SH          SOLE                 888,649      0      0
MCKESSON CORP             COM            58155Q103  56,069  1,583,700 SH          SOLE               1,583,700      0      0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.